DLA Piper Rudnick Gray Cary US LLP 2000 University Avenue East Palo Alto, California 94303-2248
T	650.833.2271
F	650.833.2001
W	www.dlapiper.com

March 25, 2005

Via EDGAR and Facsimile

Division of Corporate Finance
U.S. Securities Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attn:  Mr. Jeffrey P. Riedler and Mr. Albert C. Lee

Re:
Protein Design Labs, Inc.
Registration Statement on Form S-3
Filed February 11, 2005
File Number 333-122760

Ladies and Gentlemen:

We are writing on behalf of our client, Protein Design Labs, Inc. (the "Company"), in connection with the filing of Amendment No. 1 to the Company's Registration Statement on Form S-3, File No. 333-122760 (the "Registration Statement").

The Company wishes to advise the Securities and Exchange Commission (the "Commission") that, as provided for in the Instruction to Item 9.01 of Form 8-K, the financial statements required by Rule 3-05 of Regulation S-X will be timely filed.

Further comments or requests for information may be addressed to the undersigned at (650) 833-2271.

Very truly yours,

DLA Piper Rudnick Gray Cary US LLP

/s/ Elizabeth M. O'Callahan
 elizabeth.ocallahan@dlapiper.com

cc:
Glen Sato, Protein Design Labs, Inc.
J. Howard Clowes, DLA Piper Rudnick Gray Cary US LLP